Note 11 - Income Taxes - Reconciliation of Income Tax Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. federal statutory rate applied to pretax loss	$ (929,409)	$ (776,881)	$ (725,948)
Permanent differences	1,734	3,138	2,674
Research and development credits	26,648	14,047	21,236
Change in valuation allowance	901,027	759,696	702,038
Reported income tax expense	$ 0	$ 0	$ 0